Share-Based Payments - Joint Share Ownership Plan and Long Term Incentive Plan (Details)	12 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	572,195	771,327
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	12,968	13,226
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,965	6,965
Number of share options exercised (in shares)	0	27,110	0
Number of share options cancelled (in shares)	0	0
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	0	9,000
SAYE - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	258	25,274